SHARE BASED PAYMENTS - SGL Phantom Scheme (Details) - Phantom Scheme - Performance shares - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	5,301,626	20,198,875
Vested and paid	(5,178,775)	(14,275,138)
Forfeited	(122,851)	(622,111)
Number of other equity instruments outstanding in share-based payment arrangement at end of period		5,301,626